PROVISION FOR RECLAMATION AND REHABILITATION - Disclosure of detailed information about provision for reclamation and rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	$ 11.6	$ 8.8
Accretion	1.2	0.7
Acquired in business combination	10.7
Effects of movements in exchange rates	1.9	(1.5)
Change in estimates during the year	1.0	3.6
Reclassified to liabilities held for sale	(4.1)
Provision for reclamation and rehabilitation, ending balance	22.3	11.6
Terronera, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	2.3	1.3
Accretion	0.1	0.0
Acquired in business combination	0.0
Effects of movements in exchange rates	0.3	(0.2)
Change in estimates during the year	1.0	1.2
Reclassified to liabilities held for sale	0.0
Provision for reclamation and rehabilitation, ending balance	3.7	2.3
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	5.9	4.2
Accretion	0.6	0.4
Acquired in business combination	0.0
Effects of movements in exchange rates	1.0	(0.7)
Change in estimates during the year	(0.2)	2.0
Reclassified to liabilities held for sale	0.0
Provision for reclamation and rehabilitation, ending balance	7.3	5.9
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	3.3	3.2
Accretion	0.3	0.3
Acquired in business combination	0.0
Effects of movements in exchange rates	0.6	(0.6)
Change in estimates during the year	(0.1)	0.4
Reclassified to liabilities held for sale	(4.1)
Provision for reclamation and rehabilitation, ending balance	0.0	3.3
Pitarrilla, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	0.1	0.1
Accretion	0.0	0.0
Acquired in business combination	0.0
Effects of movements in exchange rates	0.0	0.0
Change in estimates during the year	0.0	0.0
Reclassified to liabilities held for sale	0.0
Provision for reclamation and rehabilitation, ending balance	0.1	0.1
Minera Kolpa [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	0.0	0.0
Accretion	0.2	0.0
Acquired in business combination	10.7
Effects of movements in exchange rates	0.0	0.0
Change in estimates during the year	0.3	0.0
Reclassified to liabilities held for sale	0.0
Provision for reclamation and rehabilitation, ending balance	$ 11.2	$ 0.0